Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson Global Real Estate Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class A FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class A FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class C FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class S FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions 10 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions Inception Date	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class I Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class I Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Class I FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class I FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class N FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class N FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class T FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	(4.64%)	[1]	7.83%	[1]	6.98%	[1]	5.51%	[1]	Nov. 28, 2007	[1]	(9.16%)	4.99%	5.92%	3.19%	(9.95%)	4.08%	5.10%		(0.67%)	[2]	8.27%	[2]	6.79%	[2]	5.24%	[2]	Nov. 28, 2007	[2]	(9.16%)	4.99%	5.92%	3.19%	(9.95%)	4.08%	5.10%		0.93%	8.90%	7.44%	5.83%	Nov. 28, 2007	(9.16%)	4.99%	5.92%	3.19%	(9.95%)	4.08%	5.10%		1.39%	9.39%	7.91%	6.27%	Nov. 28, 2007	0.87%	7.84%	6.49%	5.01%	Nov. 28, 2007	0.95%	[3]	6.75%	[3]	5.81%	[3]	4.53%	[3]	Nov. 28, 2007	[3]	(9.16%)	4.99%	5.92%	3.19%	(9.95%)	4.08%	5.10%		1.56%	9.45%	7.94%	6.29%	Nov. 28, 2007	(9.16%)	4.99%	5.92%	3.19%	(9.95%)	4.08%	5.10%		1.22%	9.21%	7.76%	5.69%	Nov. 28, 2007	(9.16%)	4.99%	5.92%	3.19%	(9.95%)	4.08%	5.10%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.